July 28, 2010

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 2009

The following information supersedes and replaces any contrary information contained in the section of the Funds’ Prospectus entitled “The Funds -Management”:

Effective August 1, 2010, each Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.15% of the Fund’s average daily net assets. Prior thereto, the Board (in April 2010) and the Funds’ shareholders (in June 2010 with respect to Dreyfus Institutional Cash Advantage Plus Fund and in July 2010 with respect to Dreyfus Institutional Cash Advantage Fund) approved terminating the Funds’ Administration Agreement with Dreyfus and amending the Management Agreement to included the services and fees provided under the Administration Agreement. At the same time, the Board and shareholders of each Fund also approved amending the Management Agreement so that certain operating expenses, which previously were borne by Dreyfus, will be borne by the Funds beginning on August 1, 2010.

July 28, 2010

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 1, 2009

The following information supersedes and replaces any contrary information contained in the sections of the Funds’ Statement of Additional Information entitled “Management Arrangements – Investment Adviser” and “Management Arrangements – Administrator”:

Effective August 1, 2010, each Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.15% of the Fund’s average daily net assets. Prior thereto, the Board (in April 2010) and the Funds’ shareholders (in June 2010 with respect to Dreyfus Institutional Cash Advantage Plus Fund and in July 2010 with respect to Dreyfus Institutional Cash Advantage Fund) approved terminating the Funds’ Administration Agreement with Dreyfus and amending the Management Agreement to included the services and fees provided under the Administration Agreement. At the same time, the Board and shareholders of each Fund also approved amending the Management Agreement so that certain operating expenses, which previously were borne by Dreyfus, will be borne by the Funds beginning on August 1, 2010.